Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Number of reportable segments	2	2
Account receivable balance percentage	10.00%
Net revenue percentage	10.00%